Financial debt - Changes in borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial debt
Beginning balance	€ 10,119	€ 10,055	€ 114
Subscription of bank borrowings	15,400		9,979
New lease contracts	5,109	143
Repayment of bank borrowings	(1,033)	(13)	(61)
Repayment of lease liabilities	(735)	(15)	(26)
Early termination of lease contracts			(9)
Capitalized interests	(308)		59
Accrued interests		(51)	0
Subscription of state-guaranteed PGE loan	1,780
Subscription of PPR loan	3,560
Subscription of derivatives instruments	9,469
Change in fair value of derivatives instruments	(407)
Exchange rate change	6
Ending balance	€ 44,390	€ 10,119	€ 10,055